STOCK-BASED COMPENSATION (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2011 Y	Sep. 30, 2010	Sep. 30, 2009
Stock options
Stock based awards
Exercisable stock options, weighted-average remaining life (in years)		4.1
Exercisable stock options, aggregate intrinsic value (in dollars)		$ 60.1
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)		$ 22.35
Number of options vested or expected to vest (in shares)		4,467,093
Options vested or expected to vest, aggregate intrinsic value (in dollars)		69.0
Options vested or expected to vest, weighted-average exercise price (in dollars per share)		$ 25.67
Unrecognized compensation cost (in dollars)		9.7
Unrecognized compensation cost expected to be recognized (in years)		2.5
Total intrinsic value of options exercised (in dollars)		50.5	11.3	4.9
Grant date fair value of shares vested (in dollars)		7.9	7.0	6.3
Minimum vested period (in years)		1Y
Maximum vested period (in years)		4Y
Restricted stock
Stock based awards
Unrecognized compensation cost (in dollars)		$ 7.9
Unrecognized compensation cost expected to be recognized (in years)		2.2
Minimum vested period (in years)		3Y
Maximum vested period (in years)		6Y
Restricted stock awards activity, shares
Unvested at the beginning of the period (in shares)		289,000	177,000	243,000
Granted (in shares)	169,375	169,375	182,000
Vested (in shares)		(134,000)	(70,000)	(66,000)
Forfeited (in shares)		(1,000)
Unvested at the end of the period (in shares)		323,000	289,000	177,000
Restricted stock awards activity, weighted average grant date fair value
Unvested at the beginning of the period (in dollars per share)		$ 35.23	$ 30.06	$ 29.92
Granted (in dollars per share)		$ 47.94	$ 38.02
Vested (in dollars per share)		$ 33.92	$ 29.36	$ 29.52
Forfeited (in dollars per share)		$ 47.94
Unvested at the end of the period (in dollars per share)		$ 42.38	$ 35.23	$ 30.06